UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE


THIS FILING LIST SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON NOVEMBER 8, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2000.


Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  November  9, 2000


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      35

Form 13F Information Table Value Total:       614,893,907



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

ALZA CORP                      CS               022615108    57930  1353100 SH       SOLE                  1353100
AT&T CORP                      CS               001957109     8240   189424 SH       SOLE                   189424
CASE                           CS               14743R103     6232   125100 SH       SOLE                   125100
COMCAST CLASS A REG            CS               200300101     1800    50000 SH       SOLE                    50000
COMSAT CORP                    CS               20564D107    15387   519375 SH       SOLE                   519375
CONSOLIDATED NATURAL GAS       CS               209615103    42059   674300 SH       SOLE                   674300
GENERAL INSTRUMENT             CS               370120107     7479   155400 SH       SOLE                   155400
GENESYS TELECOM                CS               371931106    13688   300000 SH       SOLE                   300000
GTE Corp                       CS               362320103    32718   425600 SH       SOLE                   425600
HANNAFORD BROS.                CS               410550107    17631   250300 SH       SOLE                   250300
HONEYWELL                      CS               438506107     1224    11000 SH       SOLE                    11000
KING WORLD                     CS               495667107    36461   972300 SH       SOLE                   972300
MEDIAONE                       CS               58440J104    41691   610301 SH       SOLE                   610301
MEDPARTNERS                    CS               58503X206      502    59500 SH       SOLE                    59500
NALCO CHEMICAL                 CS               629853102    35401   701000 SH       SOLE                   701000
NICHOLS RESEARCH               CS               653818104      351    13300 SH       SOLE                    13300
OEC MEDICAL SYSTEMS            CS               670828102     4517   128600 SH       SOLE                   128600
OMNIPOINT                      CS               68212D102    28825   518200 SH       SOLE                   518200
OUTDOOR SYSTEMS                CS               690057104    35782  1000900 SH       SOLE                  1000900
Orion Capital                  CS               686268103    13038   275200 SH       SOLE                   275200
PACIFIC CORP                   CS               695114108    21326  1059700 SH       SOLE                  1059700
PERIPHONICS                    CS               714005105     6259   200300 SH       SOLE                   200300
PREMARK INTERNATIONAL          CS               740459102    24775   490600 SH       SOLE                   490600
PROMUS HOTEL                   CS               74342P106    10322   317000 SH       SOLE                   317000
REPUBLIC NY                    CS               760719104    33834   550700 SH       SOLE                   550700
REYNOLDS METAL                 CS               761763101    12087   200200 SH       SOLE                   200200
ROBERTS PHARMACEUTICALS        CS               770491108     9087   300400 SH       SOLE                   300400
SHIRE PHARMACUTICAL ADR        CS               82481R106     2161    75000 SH       SOLE                    75000
SNYDER COMMUNICATIONS          CS               832914105     2772   150000 SH       SOLE                   150000
TELEBANC FINANCIAL             CS               87925R109    24137  1049450 SH       SOLE                  1049450
US West                        CS               91273H101    31088   544800 SH       SOLE                   544800
Union Carbide Corp             CS               905581104    25844   454900 SH       SOLE                   454900
WABASH NATIONAL                CS               929566107      423    20805 SH       SOLE                    20805
WYMAN GORDON                   CS               983085101     9824   525700 SH       SOLE                   525700
XRC Corporation                CS               983803107        0   232228 SH       SOLE                   232228